Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Computers, software and peripheral equipment [Member]
Straight-line basis over useful life [Line Items]
Useful life of the assets at annual rates	33.00%
Motor vehicles [Member]
Straight-line basis over useful life [Line Items]
Useful life of the assets at annual rates	15.00%
Minimum [Member] | Computers, software and peripheral equipment [Member]
Straight-line basis over useful life [Line Items]
Useful life of the assets at annual rates	7.00%
Minimum [Member] | Office furniture and equipment [Member]
Straight-line basis over useful life [Line Items]
Useful life of the assets at annual rates	6.00%
Minimum [Member] | Buildings [Member]
Straight-line basis over useful life [Line Items]
Useful life of the assets at annual rates	2.00%
Maximum [Member] | Computers, software and peripheral equipment [Member]
Straight-line basis over useful life [Line Items]
Useful life of the assets at annual rates	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Straight-line basis over useful life [Line Items]
Useful life of the assets at annual rates	33.00%
Maximum [Member] | Buildings [Member]
Straight-line basis over useful life [Line Items]
Useful life of the assets at annual rates	4.00%